REGULATORY MATTERS - Enbridge Gas Distribution Inc. (Narrative) (Details) - Enbridge Gas Distribution	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Public Utilities, General Disclosures [Line Items]
Approved deferred rebasing period	5 years
Maximum allowable rate of return on equity not requiring an earnings sharing mechanism	1.50%
After-tax rate of return on common equity embedded in rates (as a percent)	9.00%	8.80%
Common equity component of capital (as a percent)	36.00%	36.00%